Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

May 4, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	DWS Investments VIT Funds (the “Fund”) (Reg. Nos. 333-00479 and 811-07507)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 32 to the Fund’s Registration Statement on Form N-1A (the “Amendment”), does not differ from that contained in the Amendment, which is the most recent Amendment to such Registration Statement and was filed electronically on April 28, 2010.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3681.

Very truly yours,

/s/Scott D. Hogan

Scott D. Hogan
Vice President
Deutsche Investment Management Americas Inc.

cc:           John Marten, Esq., Vedder